Additional Information: Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Additional Information: Condensed Financial Statements of Parent Company

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Investments in and advances to subsidiaries, VIEs and VIE’s subsidiary”. The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2019, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

As the Group’s business was operated through ECMOHO Shanghai prior to the Parent Company being incorporated in 2018, no Parent Company financial information of 2017 is presented.

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

BALANCE SHEETS

	As of December 31, 2018	As of December 31, 2019
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	3,941	43,806,283
Total current assets	3,941	43,806,283
Investments in subsidiaries, VIEs and VIEs’ subsidiary	42,485,754	50,520,768
Other non-current assets	401,109	-
Total assets	42,890,804	94,327,051
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	577,222	6,178,925
Amounts due to related parties	-	4,023,233
Total liabilities	577,222	10,202,158
Commitments and contingencies (Note 26)
Mezzanine equity:
Class A-1 convertible redeemable preferred shares (US$ 0.00001 par value; 9,519,000 shares authorized, issued and outstanding as of December 31, 2018; redemption amount of US$ 7,641,780 as of December 31, 2018)	19,495,152	-
Class A-2 convertible redeemable preferred shares (US$0.00001 par value; 13,663,700 shares authorized, 10,817,100 shares issued and outstanding as of December 31, 2018; redemption amount of US$ 22,011,640 as of December 31, 2018)	26,083,210	-
Series A convertible redeemable preferred shares (US$0.00001 par value; 7,938,915 shares authorized, issued and outstanding as of December 31, 2018; redemption amount of US$ 22,926,600 as of December 31, 2018)	22,875,144	-
Redeemable non-controlling interests (redemption amount of US$ 6,993,038 as of December 31, 2018)	6,393,530	-
Total of mezzanine equity	74,847,036	-
Shareholders’ (deficit)/equity:
Class A Ordinary Shares, US$ 0.00001 par value; 4,880,496,457 shares authorized at December 31, 2018 and December 31, 2019; 18,377,600 and 63,567,099 shares issued at December 31, 2018 and December 31, 2019, respectively; 15,531,000 and 63,567,099 shares outstanding at December 31, 2018 and December 31, 2019, respectively)	155	635
Class B Ordinary Shares, US$ 0.00001 par value; 75,150,400 shares authorized, issued and outstanding at December 31, 2018 and December 31, 2019)	752	752
Additional paid-in capital	-	105,944,278
Treasury stock (US$0.00001 par value; 2,846,600 shares and nil at December 31, 2018 and 2019, respectively)	-	-
Subscription receivables	(9,261,300)	-
Accumulated other comprehensive loss	(1,420,369)	(2,264,635)
Accumulated deficit	(21,852,692)	(19,556,137)
Total shareholders’ (deficit)/equity	(32,533,454)	84,124,893
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	42,890,804	94,327,051

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2018	2019
	US$	US$
Operating expenses:
General and administrative	(521,616)	(616,906)
Total operating expenses	(521,616)	(616,906)
Loss from operations	(521,616)	(616,906)
Equity in income of subsidiaries and VIEs	6,515,710	2,601,704
Net income	5,994,094	1,984,798
Less: Accretion on Round A convertible redeemable preferred shares to redemption value	(1,018,493)	—
Less: Accretion on Round B convertible redeemable preferred shares to redemption value	(1,574,737)	—
Less: Accretion on Series A convertible redeemable preferred shares to redemption value	(445,177)	(1,022,461)
Less: Extinguishment of convertible redeemable preferred shares (Note 16)	(24,763,245)	—
Net income/(loss) attributable to ordinary shareholders	(21,807,558)	962,337
Net income	5,994,094	1,984,798
Foreign currency translation adjustment, net of nil tax	(670,073)	(844,266)
Comprehensive income	5,324,021	1,140,532

Note: In the Company’s statements of comprehensive income for the years ended December 31, 2018 and 2019, accretion to redemption value of redeemable non-controlling interests amounted to US$ 129,896 and US$ 311,757 were treated as the subsidiary’s cost and accordingly were included in the equity in income of subsidiaries and VIEs in the Company’s statements of comprehensive income for the years ended December 31, 2018 and 2019, respectively.

STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2018	2019
	US$	US$
Net cash used in operating activities	(165,067)	(567,446)
Net cash used in investing activities	(31,816,817)	(10,502,538)
Net cash provided by financing activities	31,985,825	54,872,326
Net increase in cash and cash equivalents	3,941	43,802,342
Cash and cash equivalents, beginning of year	—	3,941
Cash and cash equivalents, end of year	3,941	43,806,283